Summary of significant accounting policies	12 Months Ended
Mar. 31, 2012
Summary of significant accounting policies

2. Summary of significant accounting policies:

The Company and its subsidiaries in Japan maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan, and its foreign subsidiaries in conformity with those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with accounting principles generally accepted in the United States of America. Significant accounting policies after reflecting adjustments for the above are as follows:

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment and Change in Accounting Estimate -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense in the year incurred. Effective April 1, 2011, NIDEC changed the depreciation method from the declining-balance method to the straight-line method as a result of taking business situation into consideration.

NIDEC believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. Under the new provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated as a change in accounting estimate. The effect of the change in depreciation method has been reflected on a prospective basis beginning April 1, 2011, and prior period results were not restated. The change in depreciation methods caused an increase in Income from continuing operations before income taxes by ¥1,241 million, Income from continuing operations by ¥813 million and Earning per share by ¥5.92 respectively for the year ended March 31, 2012.

Depreciation of property, plant and equipment is mainly computed on the straight-line method at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 3 to 18 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥29,185 million, ¥32,981 million, and ¥31,511 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Lease -

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include patent rights, proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 9 years, 11 years, 19 years and 5 years, respectively.

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, general motors and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns.

Research and development expenses-

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥156 million, ¥246 million, and ¥228 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of income and cash flows for the years ended March 31, 2010 and 2011 to conform to the current year presentation.

As of September 30, 2009, NIDEC discontinued its semiconductor manufacturing equipment business. The results of the semiconductor manufacturing equipment business were previously recorded in the Nidec Tosok reporting segments. As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. As of March 31, 2012, NIDEC discontinued its lens actuator business and its tape drive and disk drive mechanism business included within the Nidec Sankyo reportable segment, and its compact digital camera lens unit business included within the Nidec Copal reportable segment. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

As of April 1, 2011, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 350 “Intangibles—Goodwill and Other” updated by Accounting Standards Update (ASU) No. 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of April 1, 2011, NIDEC adopted FASB ASC 805 “Business Combinations” updated by ASU No.2010-29 “Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 requires a public entity that enters into business combination(s) to disclose pro forma revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU2010-29 is a provision for disclosure. The adoption of ASU2010-29 did not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of January 1, 2012, NIDEC adopted FASB ASC 820 “Fair Value Measurement” updated by ASU No.2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Recent Accounting Pronouncements to be adopted in future periods

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the consolidated statement of changes in equity and requires an entity to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Additionally, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Early adoption is permitted. These standards are provisions for disclosure. The adoption of these standards will not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option of performing a qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. NIDEC is currently evaluating the potential impact of adopting ASU 2011-08 on its consolidated financial position, results of operations or liquidity.